Taxation - Summary of changes in deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	€ (1,227)	€ 991
Change through equity	(209)	910
Change through net result	1,059	(3,122)	€ (399)
Exchange rate differences	10	(5)
Changes in the composition of the group and other changes	5
Net liability (-) Net asset (+) ending balance	(362)	(1,227)	991
– Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(2,652)	(311)
Net liability (-) Net asset (+) ending balance	(1,447)	(2,652)	(311)
– Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	1,425	1,303
Net liability (-) Net asset (+) ending balance	1,085	1,425	1,303
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(1,227)	991
Net liability (-) Net asset (+) ending balance		(1,227)	991
Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	327	199
Change through equity
Change through net result	(128)	137
Exchange rate differences	11	(8)
Changes in the composition of the group and other changes	(1)
Net liability (-) Net asset (+) ending balance	209	327	199
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	59	19
Change through equity
Change through net result	(12)	44
Exchange rate differences	(3)	(4)
Changes in the composition of the group and other changes	4
Net liability (-) Net asset (+) ending balance	48	59	19
Pension and post-employment benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(54)	(49)
Change through equity	31	6
Change through net result	(7)	(13)
Exchange rate differences	(4)	8
Changes in the composition of the group and other changes		(7)
Net liability (-) Net asset (+) ending balance	(33)	(54)	(49)
Loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	612	430
Change through equity	8
Change through net result	(140)	177
Exchange rate differences	(6)	(3)
Changes in the composition of the group and other changes	2	7
Net liability (-) Net asset (+) ending balance	475	612	430
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	752	(126)
Change through equity	(251)	875
Change through net result
Exchange rate differences	1	2
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	502	752	(126)
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(13)	(7)
Change through equity
Change through net result	(6)	(5)
Exchange rate differences	3	(2)
Changes in the composition of the group and other changes	4
Net liability (-) Net asset (+) ending balance	(13)	(13)	(7)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(251)	(148)
Change through equity	13	(123)
Change through net result	90	26
Exchange rate differences	(2)	(6)
Changes in the composition of the group and other changes	(4)
Net liability (-) Net asset (+) ending balance	(154)	(251)	(148)
Financial assets at FVOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	81	(71)
Change through equity	(10)	151
Change through net result	(3)	5
Exchange rate differences	(4)	(3)
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	64	81	(71)
Financial assets and liabilities at FVPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(2,739)	746
Change through equity
Change through net result	1,264	(3,493)
Exchange rate differences	13	9
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	€ (1,461)	€ (2,739)	€ 746